Investment Objectives and Goals - Defiance Pure AI Daily 2X Strategy ETF	Jun. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE PURE AI DAILY 2X STRATEGY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of “pure artificial intelligence (AI)” securities, meaning securities of issuers for which AI is a principal line of business as defined below, for a single day (the group of equity securities is referred to as the “Target Portfolio”).